Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Common Stock	Preferred Stock	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income	Total Stockholders’ Equity Attrobitable to The Company [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2019	$ 2,000	$ 75	$ 4,171,235	$ 94,837	$ 66,043	$ 40,456	$ 4,374,646		$ 4,374,646
Balance (in Shares) at Dec. 31, 2019	20,000,000	750,000
Issuance of Ordinary Shares	$ 115		9,999,885				10,000,000		10,000,000
Issuance of Ordinary Shares (in Shares)	1,149,425
Net income (loss)					3,586,692		3,586,692		3,586,692
Contribution made to statutory reserve				299,704	(299,704)
Foreign currency translation gain						783,406	783,406		783,406
Balance at Dec. 31, 2020	$ 2,115	$ 75	14,171,120	394,541	3,353,031	823,862	18,744,744		18,744,744
Balance (in Shares) at Dec. 31, 2020	21,149,425	750,000
Share-based compensation
Net income (loss)					(6,389,076)		(6,389,076)		(6,389,076)
Foreign currency translation gain						671,219	671,219		671,219
Balance at Dec. 31, 2021	$ 2,568	$ 75	40,827,231	394,541	(3,036,045)	1,495,081	39,683,451		39,683,451
Balance (in Shares) at Dec. 31, 2021	25,677,965	750,000
Issuance of Ordinary Shares, net of offering expenses	$ 427		25,684,937				25,685,364		25,685,364
Issuance of Ordinary Shares, net of offering expenses (in Shares)	4,271,429
Share-based compensation	$ 12		971,188				971,200		971,200
Share-based compensation (in Shares)	120,000
Exercise of warrants	$ 14		(14)
Exercise of warrants (in Shares)	137,111
Issuance of Ordinary Shares	$ 781		9,882,459				9,883,240		9,883,240
Issuance of Ordinary Shares (in Shares)	7,806,600
Net income (loss)									(11,531,781)
Foreign currency translation gain						(2,445,801)	(2,445,801)	(904)	(2,446,705)
Balance at Dec. 31, 2022	$ 3,413	$ 75	52,557,552	394,541	(14,572,425)	(950,720)	37,432,436	33,471	37,465,907
Balance (in Shares) at Dec. 31, 2022	34,124,565	750,000
Share-based compensation	$ 64		$ 1,847,862				1,847,926		1,847,926
Share-based compensation (in Shares)	640,000
Capital contributed by minority shareholder								29,776	29,776
Net loss for the year					$ (11,536,380)		$ (11,536,380)	$ 4,599	$ (11,531,781)